COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                           (the "International Fund")
                Supplement to the Prospectuses dated May 1, 2006
                              Class A and B Shares


     The section entitled TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS is revised in its entirety for the International Fund and replaced with the following:

Fred Copper, a portfolio manager of Columbia Advisors, LLC ("Columbia Advisors"), is the lead manager for the International Fund and has managed or co-managed the International Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005.

Jasmine (Weili) Huang, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.

Timothy R. Anderson, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.

Paul J. DiGiacomo, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.

Daisuke Nomoto, a portfolio manager of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.


                                                                   May 17, 2006

                   COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                             (the "International Fund")
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "More Facts About the Trust: Portfolio Managers" for the International Fund:

------------------------------- ----------------------------- ------------------------------- -------------------------------

                                    Other SEC-registered
                 open-end and closed-end Other pooled investment
      Portfolio Manager                    funds                         vehicles                     Other accounts
------------------------------- ----------------------------- ------------------------------- -------------------------------
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
                                 Number of       Assets        Number of        Assets         Number of         Assets
                                 accounts                      accounts                         accounts
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
Jasmine (Weili) Huang*               4        $1.77 billion        2         $525 million          5          $117 million
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
Timothy R. Anderson*                 3        $1.63 billion        2         $525 million          8          $287 million
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
Paul J. DiGiacomo*                   3        $1.63 billion        2         $525 million          13         $287 million
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------
Daisuke Nomoto*                      3        $1.63 billion        2         $525 million          2          $117 million
------------------------------- ------------ ---------------- ------------ ------------------ ------------- -----------------



2. The following language is added to the chart following the heading "Ownership of Securities" in the section "More Facts About the Trust:
         Portfolio Managers" for the International Fund:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Jasmine (Weili) Huang*                                                          None
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Timothy R. Anderson*                                                            None
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Paul J. DiGiacomo*                                                              None
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Daisuke Nomoto*                                                                 None
------------------------------------------------------- -----------------------------------------------------



3. The language in the chart following the heading "Compensation" in the section "More Facts About the Trust: Portfolio Managers" for the International Fund is revised in its entirety and replaced with the following:

------------------------------ ---------------------------------- ---------------------------------------------
      Portfolio Manager              Performance Benchmark                         Peer Group

------------------------------ ---------------------------------- ---------------------------------------------
------------------------------ ---------------------------------- ---------------------------------------------
Fred Copper                             MSCI EAFE Index           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------- ---------------------------------------------
------------------------------ ---------------------------------- ---------------------------------------------
Jasmine (Weili) Huang                   MSCI EAFE Index           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------- ---------------------------------------------
------------------------------ ---------------------------------- ---------------------------------------------
Timothy R. Anderson                     MSCI EAFE Index           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------- ---------------------------------------------
------------------------------ ---------------------------------- ---------------------------------------------
Paul J. DiGiacomo                       MSCI EAFE Index           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------- ---------------------------------------------
------------------------------ ---------------------------------- ---------------------------------------------
Daisuke Nomoto                          MSCI EAFE Index           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------- ---------------------------------------------
* Information is as of April 28, 2006.


                                                                   May 17, 2006